Employee Benefits - Summary of Employee Benefits (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Net defined benefit liability	$ 5,849	$ 4,834
Other long term employee benefit (liability for compensated absences)	1,630	1,501
Total employee benefit liabilities	$ 7,479	$ 6,335